Invested and working capital, Right of Use Asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Right of Use Asset [Abstract]
Right-of-use assets	$ 334	$ 71
Reconciliation of the movement [Abstract]
Opening balance	71	202
Additions	423	11
Amortization expense	(160)	(142)
Foreign exchange translation difference	0	0
Closing balance	334	71
At Cost [Member]
Right of Use Asset [Abstract]
Right-of-use assets	755	368
Reconciliation of the movement [Abstract]
Opening balance	368
Closing balance	755	368
Accumulated Amortisation [Member]
Right of Use Asset [Abstract]
Right-of-use assets	(421)	(297)
Reconciliation of the movement [Abstract]
Opening balance	(297)
Closing balance	$ (421)	$ (297)